3. Business Combination (Details-Assets and liabilities assumed) - USD ($)	1 Months Ended
	Nov. 15, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill		$ 10,365,805	$ 10,365,805	$ 10,365,805
A Squared
Cash	$ 283,199
Accounts Receivable	89,398
Prepaid Expenses and Other Assets	145,574
Property and equipment, net	75,385
Identifiable artistic-related intangible assets	1,740,000
Total assets acquired	2,333,556
Accounts Payable	(404,757)
Accrued Expenses	(450,000)
Short Term Debt - Related Party	(516,966)
Disputed Trade Payable	(925,000)
Total liabilities assumed	(2,295,723)
Net assets acquired	36,833
Consideration	10,402,638
Goodwill	$ 10,365,805